Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Annual Rates of Depreciation

Annual rates of depreciation are as follows:

%
Machinery and equipment	10-20
(mainly 20)
Leasehold improvements	Over the term of the lease (mainly 10)
Building	3
Office furniture and equipment	6-15
Computer equipment	20-33
Vehicles	15; 20